Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net income	$ 97,312	$ 164,604	$ 26,875
Non-cash and non-operating items:
Unrealized loss (gain) on non-designated derivative instruments (note 13)	16,467	3,133	(30,133)
Depreciation and amortization	129,752	136,765	124,378
Write-down of vessels and goodwill and (gain) loss on sales of vessels (notes 6, 8 and 19)	51,000	(13,564)	54,653
Unrealized foreign currency exchange loss (gain) including the effect of settlement upon maturity or termination of cross currency swaps (note 13)	16,194	2,805	(7,525)
Equity income, net of distributions received $71,758 (2019 – $40,303 and 2018 – $14,421)	(475)	(18,516)	(39,125)
Amortization of deferred financing issuance costs included in interest expense	5,788	8,135	8,720
Provision for Loan, Lease, and Other Losses	16,075	0	0
Other Noncash Income (Expense)	7,161	7,634	(10,495)
Increase (Decrease) in Operating Capital	(274,231)	(7,933)	(3,850)
Net operating cash flow	613,505	298,929	131,198
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	604,050	186,566	1,135,304
Scheduled repayments of long-term debt and settlement of related swaps (note 13)	(256,085)	(132,627)	(506,437)
Increase (Decrease) in Proceeds from Collection of Lease Receivables	752,061	188,787	465,122
Financing issuance costs	(5,111)	(1,149)	(11,932)
Proceeds from financing related to sales and leaseback of vessels	0	317,806	370,050
Finance Lease, Principal Payments	(69,982)	(71,726)	(59,722)
Repayments of Long-term Capital Lease Obligations	0	(111,617)	0
Repurchase of common units (note 16)	(15,635)	(25,728)	(3,786)
Payments of Ordinary Dividends	104,397	82,379	70,345
Payments of Ordinary Dividends, Noncontrolling Interest	(5,940)	(90)	(2,925)
Payments to Noncontrolling Interests	(2,219)	0	0
Net financing cash flow	(607,380)	(109,731)	385,085
INVESTING ACTIVITIES
Expenditures for vessels and equipment, net of warranty settlement	(10,482)	(97,895)	(686,148)
Capital contributions and advances to equity-accounted joint ventures	(991)	(72,391)	(40,544)
Proceeds from sales of vessels (note 19)	0	11,515	28,518
Receipts from direct financing leases	0	0	10,882
Proceeds from sale of equity-accounted joint venture	0	0	54,438
Proceeds from repayments of advances to equity-accounted joint ventures	10,000	0	0
Net investing cash flow	(1,473)	(158,771)	(632,854)
Increase (decrease) in cash, cash equivalents and restricted cash	4,652	30,427	(116,571)
Cash, cash equivalents and restricted cash, beginning of the year	253,291	222,864	339,435
Cash, cash equivalents and restricted cash, end of the year	$ 257,943	$ 253,291	$ 222,864